Consolidated Statements of Earnings (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue	9,475	8,951	6,941
Cost of goods sold
Cost of inventory sold	5,045	6,934	6,444
Shipping and handling fees	15	61	107
Write-down of ginseng crops and inventory	200	170	514
Cost of Goods and Services Sold, Total	5,260	7,165	7,065
Gross margin (loss)	4,215	1,786	(124)
Selling, general and administrative expenses	1,322	957	1,458
Operating income (loss)	2,893	829	(1,582)
Interest income	36	9	2
Interest expense	(9)	(383)	(323)
Other income	95	803	2,077
NET EARNINGS	3,015	1,258	174
Basic and diluted earnings per share (in Canadian dollars per share)	0.09	0.04	0.01
Weighted average number of common shares used to calculate basic and diluted earnings per share (in thousands) (in shares)	34,698	34,698	34,698